Schedule of Business Acquisition (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Prepaid expenses and other current assets	$ 22
Accounts payable & accrued expenses	(4,501)
Loan extensions	(2,992)
Deferred underwriter fee payable	(3,525)
Warrant liability	(20)
Total	$ (11,016)